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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21726

                                   ----------

                              Pope Family of Funds
               (Exact name of registrant as specified in charter)

                                   ----------

5100 Poplar Avenue       Suite 512                                38137
Memphis, TN
(Address of principal executive offices)                       (Zip code)

                           Matrix Capital Group, Inc.
                630 Fitzwatertown Road    Building A 2nd Floor
                        Willow Grove, PA    19090-1904
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 901.763.4001

                       Date of fiscal year end: 04/30/2006

                      Date of reporting period: 07/31/2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                        -------------------------------------
COMMON STOCK - (95.32%)

AIRLINES - (5.65%)
China Eastern Airlines Corp., Ltd.  - ADR                                             1,000        $   58,140
China Southern Airlines Co., Ltd. - ADR *                                             1,000            27,120
                                                                                                   ----------
                                                                                                       85,260
                                                                                                   ----------

AUTOMOBILE MANUFACTURERS - (1.22%)
Brilliance China Automotive Holdings, Ltd.  - ADR                                     1,000            18,400
                                                                                                   ----------

AUTOMOBILE PARTS & EQUIPMENT - (5.75%)
China Automotive Systems, Inc. *                                                      4,000            16,900
China Yuchai International, Ltd.                                                      1,000            69,810
                                                                                                   ----------
                                                                                                       86,710
                                                                                                   ----------

BIOTECHNOLOGY - (1.81%)
Sinovac Biotech, Ltd. *                                                              22,000            27,240
                                                                                                   ----------

CHEMICALS - (5.10%)
Sinopec Shanghai Petrochemical Co., Ltd.  - ADR                                       1,000            76,900
                                                                                                   ----------

DIVERSIFIED MANUFACTURING - (6.12%)
Deswell Industries, Inc.                                                              1,000            92,310
                                                                                                   ----------

E-COMMERCE/SERVICES - (4.58%)
Ctrip.com International, Ltd.  - ADR                                                  1,000            55,405
eLong, Inc. - ADR *                                                                   3,000            13,740
                                                                                                   ----------
                                                                                                       69,145
                                                                                                   ----------

ELECTRICAL COMPONENTS & EQUIPMENT - (1.03%)
China Energy Savings Technology, Inc. *                                               3,000            15,580
                                                                                                   ----------

ELECTRONICS - (1.16%)
NAM TAI Electronics, Inc.                                                             1,000            17,450
                                                                                                   ----------

INSURANCE - (3.88%)
China Life Insurance Co., Ltd. - ADR *                                                1,000            58,500
                                                                                                   ----------

INTERNET CONTENT ENTERTAINMENT - (2.02%)
Shanda Interactive Entertainment, Ltd. - ADR *                                        2,000            30,400
                                                                                                   ----------

INTERNET FINANCIAL SERVICES - (1.98%)
China Finance Online Co., Ltd. - ADR *                                                5,000            29,790
                                                                                                   ----------

MINING - (4.26%)
Aluminum Corp. of China, Ltd.  - ADR                                                  1,000            31,500
Yanzhou Coal Mining Co., Ltd.  - ADR                                                  1,000            32,760
                                                                                                   ----------
                                                                                                       64,260
                                                                                                   ----------

POPE FAMILY OF FUNDS
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
July 31, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------
                                                                                  Shares             Value
                                                                        -------------------------------------
OIL & GAS - (7.00%)
China Petroleum & Chemical Corp.  - ADR                                               1,000        $   23,700
CNOOC, Ltd.  - ADR                                                                    1,000            45,680
PetroChina Co., Ltd.  - ADR                                                           1,000            36,200
                                                                                                   ----------
                                                                                                      105,580
                                                                                                   ----------

PHARMACEUTICALS - (3.90%)
Tiens Biotech Group USA, Inc. *                                                      12,000            58,830
                                                                                                   ----------

SOFTWARE - (8.29%)
Ninetowns Digital World Trade Holdings, Ltd. - ADR *                                  5,000            35,860
The9, Ltd. - ADR *                                                                    2,000            89,230
                                                                                                   ----------
                                                                                                      125,090
                                                                                                   ----------

TELECOMMUNICATIONS - (13.32%)
China Netcom Group Corp. Hong Kong, Ltd.  - ADR                                       3,000            65,420
China Telecom Corp., Ltd.  - ADR                                                      2,000            55,620
Linktone, Ltd. - ADR *                                                                4,000            43,410
Utstarcom, Inc. *                                                                     2,000            36,360
                                                                                                   ----------
                                                                                                      200,810
                                                                                                   ----------

TRANSPORTATION - (3.92%)
Guangshen Railway Co., Ltd.  - ADR                                                    1,000            59,180
                                                                                                   ----------

UTILITIES - (4.22%)
Huaneng Power International, Inc.  - ADR                                              2,000            63,600
                                                                                                   ----------

WEB PORTALS/ISP - (10.11%)
Netease.com - ADR *                                                                   1,000            53,920
Sina Corp. *                                                                          2,000            17,640
Sohu.com, Inc. *                                                                      2,000            65,900
Tom Online, Inc. - ADR *                                                              4,000            15,000
                                                                                                   ----------
                                                                                                      152,460
                                                                                                   ----------

    TOTAL COMMON STOCK (Cost $1,420,674)                                                            1,437,495
                                                                                                   ----------

SHORT-TERM INVESTMENTS - (2.04%)
AIM Liquid Assets Portfolio Institutional Class, 3.29% ** (Cost $ 30,724)            30,724            30,724
                                                                                                   ----------

TOTAL INVESTMENTS (COST $1,451,398) - 97.36%                                                       $1,468,219
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.64%                                                     39,842
                                                                                                   ----------
NET ASSETS - 100%                                                                                  $1,508,061
                                                                                                   ==========

*  Non-income producing security.
** Rate shown represents the rate at July 31, 2005, is subject to change and resets daily.
   ADR - American Depository Receipt

Item 2. Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pope Family of Funds

By (Signature and Title)* /s/ Stephen L. Parr                          President
                          ------------------------------------------------------

Date 09/26/2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Casey McCandless.                        Treasurer
                          ------------------------------------------------------
Date 09/26/2005

By (Signature and Title)* /s/ Stephen L. Parr                          President
                          ------------------------------------------------------

Date 09/26/2005

* Print the name and title of each signing officer under his or her signature.